Acquisitions of business operations - 2022 (Details) - USD ($) $ in Millions	Jan. 16, 2023	Nov. 16, 2022
LogicBio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%
Consideration transferred, acquisition-date fair value		$ 72
Cash transferred		68
Liabilities incurred		4
Goodwill		15
Assets recognised in business combinations		82
Intangible assets recognised in business combination		46
Liabilities recognised in business combination		$ 25
Neogene Therapeutics, Inc
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 267
Cash transferred	189
Liabilities incurred	120
Goodwill	158
Intangible assets recognised in business combination	$ 100